UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 JUNE 2008

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Holdings, L.P.
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           435 Pacific Avenue, Fourth Floor
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           San Francisco, CA  94133
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Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Chief Operating Officer
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA      August 14, 2008
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]


Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-02246                Marc C. Cohodes

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
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Form 13F Information Table Entry Total:       17
                                             ---------------
Form 13F Information Table Value Total:       $3,712,213
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                                              (thousands)

List of Other Included Managers:

ValueAct Capital Management, L.P.

ValueAct Holdings, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
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ACXIOM CORP                      COM      005125109    119,029   10,359,357    SH           Sole             10,359,357
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ADVANCED MEDICAL OPTICS INC      COM      00763M108    165,130    8,811,635    SH           Sole              8,811,635
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ALLIANCE DATA SYSTEM CORP        COM      018581108    205,442    3,632,918    SH           Sole              3,632,918
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CHIMERA INVESTMENT CORPORATION   COM      16934Q109     40,839    4,532,628    SH           Sole              4,532,628
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EQUIFAX INC                      COM      294429105    368,098   10,948,768    SH           Sole             10,948,768
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GARTNER GROUP INC NEW-CL A       COM      366651107    430,769   20,790,013    SH           Sole             20,790,013
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GEVITY HR INC                    COM      374393106     17,696    3,289,284    SH           Sole              3,289,284
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MCGRAW HILL INC                  COM      580645109    149,893    3,736,125    SH           Sole              3,736,125
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MDS INC                          COM      55269P302    374,345   23,107,700    SH           Sole             23,107,700
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MOODYS CORP                      COM      615369105    410,921   11,931,500    SH           Sole             11,931,500
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OMNICARE INC                     COM      681904108    308,942   11,782,666    SH           Sole             11,782,666
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ROBERT HALF INTL INC             COM      770323103      9,828      410,006    SH           Sole                410,006
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SARA LEE CORP                    COM      803111103    468,131   38,214,771    SH           Sole             38,214,771
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SEALY CORPORATION                COM      812139301     26,975    4,699,460    SH           Sole              4,699,460
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THOMSON RREUTERS CORP            COM      884903105    165,867    6,193,089    SH           Sole              6,193,089
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VALEANT PHARMACEUTICALS INTL     COM      91911X104    226,559   13,241,300    SH           Sole             13,241,300
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WARNER CHILCOTT LIMITED          COM	  G9435N108    223,749   13,200,523    SH           Sole             13,200,523
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